AFFILIATE AND RELATED PARTY TRANSACTIONS - Revenue and Related Charges (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Revenue	$ 125	$ 141	$ 1,100	$ 1,086
Operating expenses:
Programming and other direct costs	(1,154)	(735)	(4,176)	(1,947)
Other operating expenses, net	(7,994)	(7,298)	(33,140)	(18,854)
Operating expenses, net	(9,148)	(8,033)	(37,316)	(20,801)
Interest expense	0	(47,588)	(90,405)	(112,712)
Loss on extinguishment of debt and write-off of deferred financing costs			(513,723)	0
Net charges	(9,023)	(55,480)	(640,344)	(132,427)
Capital Expenditures	$ 1,626	$ 892	$ 22,012	45,886
Holdco Notes and Notes Payable to Affiliates
Operating expenses:
Interest expense				$ (10,155)